Segment Information	6 Months Ended
Jun. 30, 2011
Segment Information
7. Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company operates predominantly in the contract clinical research industry providing a broad range of clinical research and integrated product development services on a global basis for the pharmaceutical and biotechnology industries. Historically, the Company organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China. During the year ended December 31, 2009 management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements. In addition, the central laboratory division did not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Accordingly, the Company consolidated and reclassified the results of the former central laboratory segment into the clinical research segment for the three and six months ended June 30, 2010.

During the year ended December 31, 2010 the Company incurred losses in its central laboratory business, which in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information requires it to be reported as a separate segment.  Accordingly the Company has disclosed two reportable segments for the three and six months ended June 30, 2011.  The Company has reclassified the results of the central laboratory segment from the clinical research segment for three and six months ended June 30, 2011.

The Company's areas of operation outside of Ireland principally include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, Hong Kong, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa. Segment information as at June 30, 2011 and December 31, 2010 and for the three and six months ended June 30, 2011 and June 30, 2010 is as follows:

a)	The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$24,080	$33,906	$53,433	$62,878
Rest of Europe	85,868	70,112	166,945	140,850
U.S.	93,826	96,876	186,390	194,331
Other	29,271	22,857	55,574	44,804

Total	$233,045	$223,751	$462,342	$442,863
    * All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$216,163	$208,114	$429,007	$411,010
Central laboratory	16,882	15,637	33,335	31,853

Total	$233,045	$223,751	$462,342	$442,863

c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Ireland	$(4,386)	$13,526	$(1,797)	(85)	$(1,882)	$23,060
Rest of Europe	11,368	5,072	16,841	(1,803)	15,038	12,931
U.S.	6,600	5,763	12,891	(3,114)	9,777	13,432
Other	1,924	1,317	3,542	-	3,542	3,033

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

d)  The distribution of income from operations by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Clinical research	$14,939	$26,811	$33,616	(3,457)	$30,159	$53,531
Central laboratory	567	(1,133)	(2,139)	(1,545)	(3,684)	(1,075)

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$115,118	$109,919
Rest of Europe	18,664	16,675
U.S.	32,328	33,855
Other	9,022	10,412

Total	$175,132	$170,861

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$154,252	$149,755
Central laboratory	20,880	21,106

Total	$175,132	$170,861

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,236	$2,347	$6,182	$4,977
Rest of Europe	1,854	1,283	3,436	2,859
U.S.	3,125	3,647	6,468	7,215
Other	1,114	1,004	2,216	1,952

Total	$9,329	$8,281	$18,302	$17,003

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$7,962	$7,045	$15,697	$14,525
Central laboratory	1,367	1,236	2,605	2,478

Total	$9,329	$8,281	$18,302	$17,003

i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$402,130	$418,098
Rest of Europe	240,854	173,668
U.S.	338,662	329,971
Other	32,603	27,801

Total	$1,014,249	$949,538

j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$952,179	$889,534
Central laboratory	62,070	60,004
Total	$1,014,249	$949,538